Acquisitions, Dispositions And Other Adjustments (Fair Value of Assets Acquired And Liabilities Assumed) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets acquired
Goodwill	$ 105,207	$ 104,568	$ 69,692
DIRECTV [Member]
Assets acquired
Cash		4,797
Accounts Receivable		2,038
All other current assets		1,534
Property, plant and equipment (including satellites)		9,320
Investments and other assets		2,375
Goodwill		34,619
Total assets acquired		90,868
Liabilities assumed
Current liabilities, excluding current portion of long-term debt		5,645
Long-term debt - fair value		20,585
Other noncurrent liabilities		16,875
Total liabilities assumed		43,105
Net assets acquired		47,763
Noncontrolling interest		(354)
Aggregate value of consideration paid		47,409
DIRECTV [Member] | Customer lists and relationships [Member]
Assets acquired
Intangible assets subject to amortization		19,508
DIRECTV [Member] | Other [Member]
Assets acquired
Intangible assets subject to amortization		445
DIRECTV [Member] | Orbital Slots [Member]
Assets acquired
Intangible assets not subject to amortization		11,946
DIRECTV [Member] | Trade Name [Member]
Assets acquired
Intangible assets not subject to amortization		1,371
Intangible assets subject to amortization		$ 2,915